Interim Condensed Consolidated Statements of Changes in Members' Capital (Parenthetical) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Interim Condensed Consolidated Statements Of Changes In Members Capital
Series C preferred equity holders	$ 158	$ 135	$ 308	$ 250	$ 533	$ 372